Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 1,242,766	$ (619,267)	$ 933,710
Contract liabilities	92,400	48,700	82,700
Revenues	$ 6,521,207	$ 5,146,734	$ 7,294,055
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	23.00%	24.00%	21.00%
LUXEMBOURG
Disclosure of operating segments [line items]
Revenues
UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	35.00%
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 45,600	$ 16,900	$ 36,200